Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands									1 Months Ended		12 Months Ended
	Dec. 31, 2021 $ / shares shares	Jul. 07, 2021 $ / shares shares	Dec. 14, 2020 CNY (¥) shares	Dec. 14, 2020 USD ($) shares	Aug. 27, 2020 CNY (¥) shares	Aug. 27, 2020 USD ($) $ / shares shares	Aug. 06, 2020 $ / shares shares	Jun. 28, 2020 $ / shares shares	Aug. 31, 2020 CNY (¥)	Sep. 30, 2019 shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 $ / shares shares	Mar. 30, 2020 $ / shares shares
Stockholders Equity Note [Line Items]
Stock issued during period shares new issues										7,612,147
Proceeds from initial public offering, net of issuance costs | ¥											¥ 0	¥ 11,410,386	¥ 0
Stock Issued During Period Shares										7,612,147
IPO [Member]
Stockholders Equity Note [Line Items]
Sale of stock number of shares issued in transaction					229,386,666	229,386,666
Proceeds from initial public offering, net of issuance costs					¥ 11,409,248	$ 1,655,678			¥ 11,409,248
Treasury Stock [Member]
Stockholders Equity Note [Line Items]
Stock issued during period shares new issues												(60,687,680)
Stock Issued During Period Shares												(60,687,680)
Issuance of ordinary shares for the vested Restricted Share Units ("RSUs")												17,643,400
Success Sharing Development Holding Limited [Member]
Stockholders Equity Note [Line Items]
Common stock par or stated value per share | $ / shares								$ 0.00001
Stock repurchased and retired during period shares								100,442,575
Quack Holding Limited [Member]
Stockholders Equity Note [Line Items]
Common stock par or stated value per share | $ / shares							$ 0.00001	$ 0.00001
Stock issued during period shares new issues							14,850,560	17,643,400
Stock Issued During Period Shares							14,850,560	17,643,400
XPeng Fortune Holding Limited [Member]
Stockholders Equity Note [Line Items]
Common stock par or stated value per share | $ / shares							$ 0.00001	$ 0.00001
Stock issued during period shares new issues							9,695,210	33,349,070
Stock Issued During Period Shares							9,695,210	33,349,070
Common Class A [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized	9,250,000,000					8,850,000,000								8,850,000,000	3,492,799,650
Common stock par or stated value per share | $ / shares	$ 0.00001					$ 0.00001								$ 0.00001
Common stock shares issued	1,302,911,192													971,341,066
Common stock shares outstanding	1,291,039,502													928,296,786
Stock issued during period shares new issues	35,868,362
Stock Issued During Period Shares	35,868,362
Common Class A [Member] | Share Issue Period One [Member]
Stockholders Equity Note [Line Items]
Common stock shares outstanding	26,471,648
Common Class A [Member] | Follow On Offering [Member]
Stockholders Equity Note [Line Items]
Stock issued during period shares new issues			110,400,000	110,400,000
Proceeds from issuance of Ordinary Shares			¥ 15,980,227	$ 2,444,930
Stock Issued During Period Shares			110,400,000	110,400,000
Common Class A [Member] | Global Offering [Member]
Stockholders Equity Note [Line Items]
Stock issued during period shares new issues		97,083,300
Stock Issued During Period Shares		97,083,300
Share Price | $ / shares		$ 165
Stock Conversion Basis		one-on-one
Common Class A [Member] | Treasury Stock [Member]
Stockholders Equity Note [Line Items]
Treasury shares outstanding	9,396,714
Common Class A [Member] | XPeng Fortune Holding Limited [Member]
Stockholders Equity Note [Line Items]
Issuance of ordinary shares for the vested Restricted Share Units ("RSUs")	32,764,738
Common Class A [Member] | XPeng Inc [Member]
Stockholders Equity Note [Line Items]
Issuance of ordinary shares for the vested Restricted Share Units ("RSUs")	7,804,566
Common Class B [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized	750,000,000					750,000,000								750,000,000	750,000,000
Common stock par or stated value per share | $ / shares	$ 0.00001					$ 0.00001								$ 0.00001	$ 0.00001
Common stock shares issued	409,846,136													429,846,136
Common stock shares outstanding	409,846,136													429,846,136
Common Class C [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized	0					400,000,000								400,000,000
Common stock par or stated value per share | $ / shares	$ 0.00001					$ 0.00001								$ 0.00001
Common stock shares issued	0													178,618,464
Common stock shares outstanding	0													178,618,464